EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE COSTS AND PURCHASE OF GOODS AND SERVICES
Employee costs	$ 702.1	$ 663.3	$ 636.4
Less employee costs capitalized to property, plant and equipment and to intangible assets	(176.2)	(172.5)	(164.1)
Total employee costs	525.9	490.8	472.3
Purchase of goods and services:
Costs related to products sold	877.7	895.8	818.8
Royalties and rights	346.6	386.7	425.5
Subcontracting costs	92.0	101.1	109.9
Marketing and distribution expenses	81.4	85.1	95.1
Other	540.7	540.2	502.1
Purchase of goods and services	1,938.4	2,008.9	1,951.4
Total employee costs and purchase of goods and services	2,464.3	2,499.7	2,423.7
Cost of inventories included in purchase of goods and services	762.6	746.5	739.8
Write-downs of inventories	$ 13.4	$ 5.3	$ 3.8